UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_];Amendment Number:_____
 This Amendment (Check only one):            [_] is a restatement.
                                             [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Starwood Capital Group Management, L.L.C
Address:    591 West Putnam Avenue
            Greenwich, CT 06830


Form 13F File Number: 028-12188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maria J. D'Avanzo
Title: Chief Compliance Officer
Phone: 203-422-7775

Signature, Place,and Date of Signing:

/s/ Maria J. D'Avanzo            Greenwich, CT 06830          February 11, 2009
------------------------        -----------------------       ------------------
    [Signature]                    [City, State]                   [Date]

Report Type (Check one only):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name


028-12189                Starwood Real Estate Securities, LLC
---------                ------------------------------------


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

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $2,699
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


                                    FORM 13F INFORMATION TABLE

                                                                                                     Voting Authority
                                                                                                    ------------------
                                 Title of                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                    class        CUSIP       (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers   Sole     Shared  None
------------------------------   --------   ------------   --------   --------  ---  ----  -------  --------   -------  ------  ----
Riviera Holdings Corp.           COM        769627100      $2,681     893,770    SH         SOLE                893,770
iStar Financial Inc.             COM        45031U101         $18       7,996    SH         SOLE                  7,996